Schedule of Investments (unaudited)
August 31, 2026
BlackRock Large Cap Focus Growth Fund, Inc.
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.2%
Howmet Aerospace, Inc.	160,473	$ 39,307,861
TransDigm Group, Inc.	14,536	17,032,413
		56,340,274
Broadline Retail — 4.4%
Amazon.com, Inc.(a)	291,996	75,851,801
Capital Markets — 2.1%
Interactive Brokers Group, Inc., Class A	372,859	36,275,452
Construction & Engineering — 2.4%
Quanta Services, Inc.	68,088	41,335,544
Consumer Staples Distribution & Retail — 1.7%
Walmart, Inc.	289,902	30,402,023
Diversified Telecommunication Services — 1.4%
Space Exploration Technologies Corp., Class A(a)	173,603	24,945,015
Electrical Equipment — 2.2%
Eaton Corp. PLC	93,310	37,499,423
Electronic Equipment, Instruments & Components — 3.5%
Amphenol Corp., Class A	222,953	35,349,198
Flex Ltd.(a)	231,632	25,305,796
		60,654,994
Financial Services — 2.0%
Visa, Inc., Class A	90,689	34,404,686
Health Care REITs — 1.9%
Welltower, Inc.	139,125	32,866,890
Interactive Media & Services — 8.0%
Alphabet, Inc., Class A	236,854	80,376,405
Alphabet, Inc., Class C, NVS	79,461	26,652,014
Meta Platforms, Inc., Class A	57,455	32,883,794
		139,912,213
IT Services — 2.8%
Snowflake, Inc., Class A(a)	149,314	49,487,139
Machinery — 2.3%
Caterpillar, Inc.	50,593	40,346,400
Metals & Mining — 5.0%
Freeport-McMoRan, Inc.	463,630	35,115,336
Wheaton Precious Metals Corp.(b)	339,402	51,192,004
		86,307,340
Oil, Gas & Consumable Fuels — 2.1%
Marathon Petroleum Corp.	98,530	36,783,219
Pharmaceuticals — 2.9%
Eli Lilly & Co.	44,238	51,171,422
Semiconductors & Semiconductor Equipment — 25.3%
Advanced Micro Devices, Inc.(a)	83,871	39,479,757
Applied Materials, Inc.	70,553	32,340,790
Broadcom, Inc.	145,898	54,031,865
Lam Research Corp.	115,795	34,911,035
Micron Technology, Inc.	60,787	58,278,320
NVIDIA Corp.	1,003,836	221,626,912
		440,668,679
Software — 11.3%
Datadog, Inc., Class A(a)	84,407	20,007,835
Microsoft Corp.	221,705	112,468,730
Security	Shares	Value
Software (continued)
Palantir Technologies, Inc., Class A(a)	112,318	$ 20,933,829
Palo Alto Networks, Inc.(a)	113,624	43,419,139
		196,829,533
Specialized REITs — 2.2%
Equinix, Inc.	37,280	39,021,721
Technology Hardware, Storage & Peripherals — 7.5%
Apple Inc.	246,560	78,122,536
Dell Technologies, Inc., Class C	74,664	34,047,531
Sandisk Corp.(a)	7,106	11,132,970
Western Digital Corp.	15,791	7,114,635
		130,417,672
Total Common Stocks — 94.2% (Cost: $982,510,388)		1,641,521,440
Preferred Securities
Preferred Stocks — 5.8%
Interactive Media & Services — 2.5%
Bytedance Ltd., Series E-1, (Acquired 11/11/20, cost $13,153,942)(a)(c)(d)	120,046	42,676,353
Software — 3.3%
Anthropic PBC, Series H, (Acquired 05/28/26, cost $9,024,215)(a)(c)(d)	15,321	11,939,809
Databricks, Inc.
Series D, (Acquired 03/27/25, cost $13,067,290)(a)(c)(d)	141,268	35,740,804
Series J, (Acquired 01/21/25, cost $3,804,987)(a)(c)(d)	41,135	10,407,155
		58,087,768
Total Preferred Securities — 5.8% (Cost: $39,050,434)		100,764,121
Total Long-Term Investments — 100.0% (Cost: $1,021,560,822)		1,742,285,561
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(e)(f)(g)	6,501,920	6,503,871
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.58%(e)(f)	820,775	820,775
Total Short-Term Securities — 0.4% (Cost: $7,325,270)		7,324,646
Total Investments — 100.4% (Cost: $1,028,886,092)		1,749,610,207
Liabilities in Excess of Other Assets — (0.4)%		(7,197,580)
Net Assets — 100.0%		$ 1,742,412,627

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $100,764,121, representing 5.8% of its net assets as of period end, and an original cost of $39,050,434.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Large Cap Focus Growth Fund, Inc.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 6,507,968 (a)	$ —	$ (3,473)	$ (624)	$ 6,503,871	6,501,920	$ 25,988 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	16,182,484	—	(15,361,709)(a)	—	—	820,775	820,775	99,108	—
				$ (3,473)	$ (624)	$ 7,324,646		$ 125,096	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,641,521,440	$ —	$ —	$ 1,641,521,440
Preferred Securities	—	—	100,764,121	100,764,121
Short-Term Securities
Money Market Funds	7,324,646	—	—	7,324,646
	$ 1,648,846,086	$ —	$ 100,764,121	$ 1,749,610,207

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Large Cap Focus Growth Fund, Inc.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred Securities
Assets
Opening Balance, as of May 31, 2026	$83,823,200
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	(1,043,345)
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	17,984,266
Purchases	—
Sales	—
Closing Balance, as of August 31, 2026	$100,764,121
Net change in unrealized appreciation (depreciation) on investments still held at August 31, 2026(a)	$17,984,266

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at August 31, 2026, is generally due to investments no longer held or categorized as Level 3 at period end.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Preferred Securities	$100,764,121	Market	Revenue Multiple	1.94x - 55.00x	20.96x

(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust